Retirement Benefits Schedule of Net Funded Status (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Funded status, end of year	$ (2.3)	$ (12.6)
Other noncurrent liabilities	(2.3)	(12.6)
Net amounts recognized	$ (2.3)	$ (12.6)